RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Jan. 01, 2023
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the right-of-use assets for the Company:

	2022	2021

Balance, beginning of fiscal year	$92,447	$59,445
Additions	11,688	8,132
Business (dispositions) acquisitions	(8,426)	43,539
Write-downs, impairments, and accelerated depreciation	(2,974)	(4,696)
Depreciation (note 21)	(14,777)	(13,973)
Balance, end of fiscal year	$77,958	$92,447
The following table presents lease obligations recorded in the statement of financial position:

	January 1, 2023	January 2, 2022

Current	$13,828	$15,290
Non-current	80,162	93,812
	$93,990	$109,102
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at January 1, 2023:

January 1, 2023

Less than one year	$19,296
One to five years	51,941
More than five years	43,565
$114,802